Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Deferred revenue			$ 194,882	$ 159,409
Revenue recognized	$ 97,044	$ 73,264
Aggregate amount	302,564		276,409
Billed consideration amount	206,411		194,882
Unbilled consideration amount	$ 96,153		$ 81,527